PREPAYMENTS (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Office furniture [Member]
Prepayments	$ 1,895,591	$ 0
Office furniture [Member] | April 2022 [Member]
Prepayments	1,900,000
Block chain software and annual fee [Member]
Prepayments	$ 630,291	$ 0